Convertible Notes and Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 11, 2023	Jan. 05, 2023	Nov. 03, 2022	Nov. 03, 2022	Jan. 31, 2023	Jan. 27, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Debt and Warrant Liability [Line Items]
Net proceeds					$ 9,000			$ 9,000	$ 7,330	$ 9,000
Securities purchase agreement			the Company agreed to issue to the Investors Senior Secured Original Issue 10% Discount Convertible Promissory Notes (“Convertible Notes” or “Notes”) and common stock warrants to purchase a number of shares of the Company’s Class A common stock equal to 30% of the face value of the Notes divided by the volume weighted average price (“VWAP”), in three tranches
Convertible notes descripton									(a) $2,250 per share (“Fixed Conversion Price”) or (b) 92.5% of the average of the three lowest daily VWAP of the common stock during the ten-trading day period (“Variable Conversion Price”), whichever is lower.
Convertible Notes [Member]
Convertible Debt and Warrant Liability [Line Items]
Percentage of accruing interest rate	10.00%
Obligation to pay	$ 1,400
Accrued as interest payable									$ 80
Share-Based Payment Arrangement, Tranche One [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Aggregate principal amount			$ 10,000	$ 10,000
Net proceeds				9,000
Number of warrant purchased (in Shares)			1,543
Share-Based Payment Arrangement, Tranche Two [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Aggregate principal amount						$ 10,000
Net proceeds						$ 9,000
Number of warrant purchased (in Shares)						6,281
First Tranche [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Aggregate principal amount			$ 10,000	10,000
Net proceeds				$ 9,000
Second Tranche [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Aggregate principal amount						$ 10,000
Number of warrant purchased (in Shares)						6,281
Net proceeds						$ 9,000
Common Class A [Member] | Purchase Agreement [Member]
Convertible Debt and Warrant Liability [Line Items]
Number of warrant purchased (in Shares)		3,587
Class A Ordinary Shares [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Exercise price (in Dollars per share)							$ 2,250
Class A Ordinary Shares [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Exercise price (in Dollars per share)									$ 2,250
Series B Warrants [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Number of warrant exercised (in Shares)							8,065
Series B Warrants [Member] | Warrant Liability [Member]
Convertible Debt and Warrant Liability [Line Items]
Number of warrant exercised (in Shares)									8,065
Series B Warrants [Member] | Warrant Liability [Member] | August 2023 [Member]
Convertible Debt and Warrant Liability [Line Items]
Number of warrant purchased (in Shares)							12,865		12,865